Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2019
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital
Net change in non-cash working capital items is as follows for the years ended September 30:

	2019	2018
	$	$
Accounts receivable	205,549	(106,072)
Work in progress	(161,031)	8,290
Prepaid expenses and other assets	(22,238)	10,927
Long-term financial assets	(3,547)	(11,448)
Accounts payable and accrued liabilities	(54,822)	107,889
Accrued compensation	13,112	(10,602)
Deferred revenue	(22,659)	(61,827)
Provisions	737	(31,831)
Long-term liabilities	19,353	13,866
Retirement benefits obligations	(2,814)	493
Derivative financial instruments	(271)	46
Income taxes	(27,620)	42,032
	(56,251)	(38,237)

Disclosure of non-cash operating and investing activities
Non-cash operating and investing activities related to operations are as follows for the years ended September 30:

	2019	2018
	$	$
Operating activities
Accounts payable and accrued liabilities	14,573	26,333
Provisions	2,512	1,516
	17,085	27,849
Investing activities
Purchase of PP&E	(14,913)	(17,600)
Additions to intangible assets	(14,267)	(19,441)
	(29,180)	(37,041)

Disclosure of financing activities
Changes arising from financing activities are as follows for the years ended September 30:

	2019		2018
	Long-term debt	Derivative financial instruments to hedge long-term debt	Long-term debt	Derivative financial instruments to hedge long-term debt
	$	$	$	$
Balance, beginning of year	1,800,893	43,217	1,862,003	58,844
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	139,575	—	(5,205)	—
Increase of long-term debt	686,810	—	20,111	—
Repayment of long-term debt	(355,406)	—	(121,771)	—
Repayment of debt assumed in business acquisitions	(2,141)	—	(28,609)	—
Settlement of derivative financial instruments (Note 30)	—	(554)	—	(2,430)
Non-cash financing activities
Increase in obligations under finance leases	12,095	—	9,192	—
Additions through business acquisitions (Note 25)	9,828	—	27,925	—
Changes in foreign currency exchange rates	25,304	(72,557)	50,968	(13,197)
Other	14,249	—	(13,721)	—
Balance, end of year	2,331,207	(29,894)	1,800,893	43,217

Disclosure of interest and income taxes paid
Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2019	2018
	$	$
Interest paid	102,108	81,998
Interest received	3,080	1,536
Income taxes paid	386,953	261,952